Nature of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Feb. 28, 2017	Feb. 29, 2016
Accumulated deficit	$ (43,513,287)		$ (38,642,500)	$ (31,422,874)
Allowance for doubtful accounts	5,423		23,219	0
Impairment expense	1,725,009		(1,725,009)
Insurance	250,000		250,000
Depreciation expense			2,782	3,588
Bad debt expense		$ 50,000	$ 114,829
Advertising expense	$ 11,275	$ 5,645
Minimum [Member]
Property and equipment useful lives	P3Y		P3Y
Maximum [Member]
Property and equipment useful lives	P5Y		P5Y